Subsequent Events	8 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
The Company has evaluated subsequent events through the filing of this Quarterly Report on Form 10-Q, and determined that there have not been any events that have occurred that would require adjustments to disclosures in the consolidated financial statements except for the following transactions:
Sales of Common Stock
As of October 31, 2012, the Company had 2.8 million shares of common stock outstanding, including unvested restricted shares. As of October 31, 2012, the aggregate value of all share issuances was $70.5 million based on a per share value of $25.00.
Total capital including sales from common stock is as follows:

Source of Capital (in thousands)	Inception to September 30, 2012	October 1 to October 31, 2012	Total
Common stock	$9,004	$60,993	$69,997
Acquisitions
The following table presents certain information about the properties that the Company acquired from October 1, 2012 to October 31, 2012.

(dollar amounts in thousands)	Number of properties	Base Purchase Price (1)	Rentable Square Feet
Total portfolio — September 30, 2012	1	$1,125	9,026
Acquisitions	3	8,646	62,731
Total portfolio — October 31, 2012	4	$9,771	71,757
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(1) Contract purchase price, excluding acquisition and transaction related costs.